STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock granted and exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restricted Stock Granted, Number Granted (in Shares)	23,495,000	21,495,000
Restricted Stock Granted, Weighted Average Fair Value per Share	$ 0.05	$ 0.049
Restricted Stock Vested, Number Vested (in Shares)	18,371,250	11,247,500
Restricted Stock Vested, Weighted Average Fair Value per Share	$ 0.05	$ 0.049
Grant date Price 0.049 [Member]
Restricted Stock Granted, Grant date Price	$ 0.049	$ 0.049
Restricted Stock Granted, Number Granted (in Shares)	20,495,000	20,495,000
Restricted Stock Granted, Weighted Average Fair Value per Share	$ 0.049	$ 0.049
Restricted Stock Vested, Number Vested (in Shares)	15,371,250	10,247,500
Restricted Stock Vested, Weighted Average Fair Value per Share	$ 0.049	$ 0.049
Grant date Price 0.050 [Member]
Restricted Stock Granted, Grant date Price	$ 0.05	$ 0.05
Restricted Stock Granted, Number Granted (in Shares)	1,000,000	1,000,000
Restricted Stock Granted, Weighted Average Fair Value per Share	$ 0.05	$ 0.05
Restricted Stock Vested, Number Vested (in Shares)	1,000,000	1,000,000
Restricted Stock Vested, Weighted Average Fair Value per Share	$ 0.05	$ 0.05